Securities Act Registration No. 333-103875

Investment Company Act Registration No. 811-21322

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933¨

Pre-Effective Amendment No.  1

[ X ]

Post-Effective Amendment No. __

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   1

[ X ]


GEORGETOWNE FUNDS

(Exact Name of Registrant as Specified in Charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of Principal Executive Offices)

(Zip Code)

Registrant’s Telephone Number, including Area Code:  (518) 221-1978

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

 (Name and Address of Agent for Service)

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

¨

immediately upon filing pursuant to paragraph (b)

¨

on (date) pursuant to paragraph (b)

¨

60 days after filing pursuant to paragraph (a)(1)

¨

on (date) pursuant to paragraph (a)(1)

¨

on 75 days after filing pursuant to paragraph (a)(2)

¨

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

¨

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Georgetowne Funds

P R O S P E C T U S

Georgetowne Long/Short Fund

_________   , 2003

The Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate.  Any representation to the contrary is a criminal offense.

The Georgetowne Funds

7 Reddy Lane

Loudonville, NY 12211

877-369-3705

Table of Contents

Page

Fund Overview

3

Performance History

4

Fund Fees and Expenses

4

Principal Investment Objectives, Strategies and Related Risks

5

Fund Management

9

Board of Trustees

9

Investment Adviser

10

Dividends, Distributions, and Taxes

10

Privacy Policy

11

Net Asset Value (NAV) per Share

12

How To Purchase Shares

13

How to Redeem Shares

14

Additional Information

16

FUND OVERVIEW

GEORGETOWNE LONG/SHORT FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve returns in both rising and falling markets by buying stocks (going long) believed undervalued and selling stocks (going short) believed overvalued.  Securities to be considered only include securities traded on US Exchanges.

The Fund's investment adviser will perform fundamental analysis of indexes and companies of all sizes, including small companies with little operating history and foreign companies traded as ADR’s (American Depository Receipts). The adviser will use this analysis to identify companies whose stock it believes is significantly undervalued for purchase or overvalued for selling short.

PRINCIPAL INVESTMENT RISKS

Long Investments: The Georgetowne Long/Short Fund’s total return on investment, like stock prices generally, goes up and down such that an investor may lose money over short and even long periods of time.

Short Investments: There is an additional risk by involvement in short sales of securities that the Fund doesn’t own.  The maximum loss the Fund can sustain here is potentially unlimited, whereas the potential loss on long investments is limited to the original purchase prices.

Management risk: The manager of the Fund is a newly formed company with no experience managing the assets of individual clients or a mutual fund.  This inexperience may result in poor security selection causing the Fund to under perform other funds with similar investment strategies.

Non Diversification:  The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities.  As a result, the Fund may be more susceptible to a single negative economic, political or regulatory occurrence.  The Fund seeks diversification in its security selections to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

FOR A MORE DETAILED DISCUSSION OF THESE PRINCIPAL INVESTMENT RISKS THAT APPLY TO THE FUND, PLEASE SEE PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND RELATED RISKS ON PAGE 5.

PERFORMANCE HISTORY

Because this is a new Fund in formation, performance figures are not yet available.

FUND FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	The Fund

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Exchange Fee	None
Redemption Fee: 1 year or more after account opened (1)	None
Less than one year after account opened	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	2.50%
12b-1 Distribution Fees	None
Other Expenses (2) (estimate on interest and dividends paid for shares sold short)	0.40%
Total Estimated Annual Operating Expenses (3)	2.90%

Footnote:

(1)  All redemptions by wire are charged $20 per wire redemption regardless of time held.

(2)  There is an estimated charge of 0.40% to cover Fund payments of interest and dividends on securities that the Fund has sold short.  When the Fund sells stocks short, it must borrow those shares beforehand.  When you borrow stock from the owner, until you replace his or her shares, you're required to pay him or her the dividends paid on the stock.

(3)  The adviser pays all operating expenses of the Fund.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year*	3 Years
$ 297	$ 926

Footnote:  *  The above costs associated with a one year investment in the Fund does not include a 2% redemption fee for an investor who redeemed shares held for less than one year.  Based on the above assumptions of a $10,000 initial investment, 5% annual return and total estimated operating expenses of 2.90%, and including a 2% redemption fee, the one-year estimated expense equals $502.

                PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES,

                                     AND RELATED RISKS

Principal Investment Objective:

The Fund seeks to provide capital appreciation through long and short investments in common stocks.  Purchases and sales of issues listed on US securities exchanges will be recommended by the Adviser whenever he believes a profit opportunity is present.  It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.  The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies:

The Fund will invest in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager.

In selecting stocks to buy "long," the portfolio manager will look for reasonably priced securities of companies that typically occupy a dominant position in a market due to size, products or services and whose growth potential is not yet reflected fully in the company's stock price.  Target companies will have a catalyst for positive earnings developments such as evolving product cycles, special situations or changing economic conditions. From time to time, the Fund may take substantial positions in securities of smaller issuers and companies with limited operating histories.

The Fund's portfolio manager generally will sell a security when it no longer meets the portfolio manager's investment criteria or when it has met the manager's expectations for appreciation. The portfolio manager often may sell portfolio stocks quickly to respond to short-term market price movements, and may trade the portfolio actively in pursuit of the Fund's investment goal. Due to this and the Fund's potentially relatively small number of holdings, the Fund's annual portfolio turnover rate may be significantly higher than that of many other mutual funds.

The Fund will usually have a portion of the Fund short in order partially to hedge long positions and attempt to obtain returns from discoveries made by the portfolio manager in the course of his research. In selecting short-sell candidates, the portfolio manager looks primarily for companies where the growth is slowing, valuations are high and there is a change in economic conditions that would perpetuate a decline in the market price of shares.

In addition, balance sheet analysis will be used to identify weakening financial conditions or a declining cash flow. The Fund will not make a short sale if, immediately after the transaction, the market value of all securities sold either short or short against the box would exceed 100% of the value of the Fund's net assets.  A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

NON-DIVERSIFICATION

The Fund is non-diversified as mentioned on page 3 and on page 10 under the section titled "Dividends, Distributions and Taxes" in the prospectus.

COMMON STOCKS

Because the Fund invests in common stocks, it is subject to the risks associated with common stock investing. These include the management risk of selecting individual stocks that do not perform as the portfolio manager anticipated, the risk the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. If the stock market declines in value, the Fund is likely to decline in value. Many factors affect an individual company's performance, such as the strength of its management or the demand for its products or services. Poor management or decreased demand for products or services, as well as negative economic, political, or regulatory occurrences, may affect the earnings growth potential anticipated by the portfolio manager when the individual stock was selected for a Fund's portfolio.

To the extent the Fund invests in stocks of small or unseasoned companies, your investment is subject to the following additional risks:

Unseasoned companies:  These are companies in operation for less than three years. The securities of these companies may have limited liquidity and the prices of such securities may be volatile.  Unseasoned companies are often involved in new product development, which generally involves more risk, and may lack sufficient capital for sustained growth.

Small capitalization:  An investment in companies with smaller capitalization, considered to be companies with a market capitalization less than $1 billion, generally involves greater risks than investing in larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements because the stocks are traded in lower volume, the companies are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer markets for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small company stocks tend to be less liquid, particularly during periods of market disruption. Normally, there is less publicly available information concerning the issuers of these securities. Small companies in which the Fund invests may have limited product lines, markets or financial resources or may be dependent on a small management group.

Foreign Securities. The Fund may invest in the common stock of foreign issuers traded on U.S. exchanges. The Fund may also invest in ADRs (American Depository Receipts) that are dollar denominated and issued by a U.S. bank or trust company and represent ownership interests in foreign companies. Investment risks include fluctuations in foreign currency exchange rates, political and economic instability, foreign taxation issues, different or lower standards of accounting, auditing and financial reporting, less developed securities regulation and trading systems and the risk that a country may impose controls on the exchange or reparation of foreign currency. Securities of foreign issuers may often be less liquid and exhibit greater volatility.

SHORT SALES

The Fund will utilize short selling in order to attempt both to protect its portfolio against the effects of potential downtrends in the securities markets and as a means of enhancing its overall performance. A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund may be required to pay a fee to borrow the security and to pay over to the lender any payments received on the security.

The Fund may take short positions equal to as much as 100% of Fund’s net assets provided that equivalent net assets are segregated or earmarked by the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited. The more the Fund pays to purchase the security, the more it will lose on the transaction, and the more the price of Fund shares will be affected. The Fund will also incur costs if dividends are paid on those shares sold short.  In such a case, the Fund is required to pay those dividends on the stock to the owner of the shares from whom such shares were borrowed.  An estimate of these costs is included in the Fund's fees and expenses table.  Dividends paid by the Fund on shares sold short will reduce the Fund's portfolio return since such dividends are paid out of the Fund's net assets.

Selling short magnifies the potential for both gain and loss to the Fund and its investors. The larger the Fund's short position, the greater the potential for gain and loss. A strategy involving going short in a particular security is separate and distinct from a strategy of buying and selling the underlying security itself.

The Fund may take short positions equal to up to 100% of net assets provided the Fund causes the Custodian to segregate in a separate account or "earmark" in the custodial account the equivalent amount of liquid net assets.  As the amount of the Fund's short position exposure increases, the greater the amount of the Fund's securities that must be segregated by the Fund’s custodian.  As more assets are segregated, the adviser has less flexibility in managing the portfolio since a high proportion of assets are segregated in a separate account and cannot be traded until the respective short position is closed.  The risks of having 100% of fund assets are decreased flexibility to trade until the given short position is closed and the risk of loss of investment if those securities sold short increased in value.

SPECIAL SITUATIONS

The Fund may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situations that may affect the value of their securities significantly. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or believed to be probable takeover candidates. Although it may fall within the scope of "special situations," the Fund will not invest in a company in bankruptcy or default.  The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

FOCUS RISK

At any one time, the portfolio manager may focus the Fund's investments in a number of companies with similar characteristics. If companies with these types of characteristics under perform companies with different characteristics or the market as a whole, the potential negative impact to the Fund could be magnified. As the portfolio manager allocates more of the Fund's portfolio holdings to companies with similar characteristics, the Fund's performance will be more susceptible to any economic, business or other developments that affect those types of companies generally.

TEMPORARY DEFENSIVE POSITIONS / CASH POSITIONS

For temporary defensive purposes, the Fund may reduce its position in equity securities and increase without limit its position in short-term, liquid, high-grade debt securities, which may include U.S. Government securities, bank deposits, money market instruments, money market funds, short-term debt securities, including notes and bonds, or hold its assets in cash. While the Fund is investing for temporary defensive purposes, it may not meet its investment objective.  Employing such a defensive strategy would be inconsistent with the stated objectives of the Fund.  The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO TURNOVER

In volatile markets, the Fund may engage in short-term trading (buying and selling securities within a year of purchase) in response to rapidly changing market and particular security conditions in an attempt to capitalize on profit opportunities the investment adviser believes exist in order to meet the fund objective of long-term capital growth.  This would affect the taxes the shareholders would have to pay in that the profits, if any, would be treated as ordinary income rather than the lower rate on long-term capital gains.  By engaging in short-term trading in response to changing market and security conditions, the Fund may not meet its investment objective.  In general, the greater the volume of buying and selling by a mutual fund, the greater the impact brokerage commissions and other transaction costs will have on its return.  Such an impact on a mutual fund's return will be negative.

Please note:

     Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information ("SAI").

                               FUND MANAGEMENT

BOARD OF TRUSTEES

The Board of Trustees has overall responsibility for the management of the Fund. The Board formulates the general policies and meets periodically to review the Fund’s performance, monitor investment activities and discuss matters affecting the Fund.

INVESTMENT ADVISER

The Georgetowne Fund Management Corporation is the investment adviser of the Fund and has responsibility for the management of the Fund’s affairs, under the supervision of the Trust’s Board of Trustees.  Paul K. Hoffmeister wholly owns and is the founder of the Georgetowne Fund Management Corporation and is founder and trustee of The Georgetowne Funds.  The Georgetowne Fund Management Corporation is a New York State corporation founded in January 2003 and does not have any previous advising experience.

Paul K. Hoffmeister has the direct responsibility for the overall strategic and day-to-day management of the Fund’s portfolio and the Fund’s administration.  Mr. Hoffmeister additionally acts as an operations supervisor for the office of Dr. Jana Hoffmeister MD.  Mr. Hoffmeister has a B.S.B.A. degree in finance and accounting from Georgetown University in Washington, DC.  (The Georgetowne Funds and The Georgetowne Fund Management Corporation are NOT affiliated with Georgetown University.)  Between September 1997 to December 1997, Mr. Hoffmeister acted as an intern at the White House, specifically within the Department of Intergovernmental Affairs.  Additionally, between June 1999 and September 1999, Mr. Hoffmeister acted as an intern at the Council of Economic Advisers.  Prior to forming the Georgetowne Funds and the Georgetowne Fund Management Corporation, Mr. Hoffmeister acted as an assistant trader from 2000 to 2001, and as a trader from 2001 to 2002, for Quietlight Securities, LLC trading S&P 500 futures and options contracts at the Chicago Mercantile Exchange.

Mr. Hoffmeister has drawn upon his economic, political, and financial experiences at Georgetown University, the White House, and as an options and futures trader to create the Georgetowne Long/Short Fund.  The expense ratio fees charged herein are higher than those to manage most other mutual funds but are believed to be comparable to those funds with similar objectives and strategies.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Under Subchapter M of the Internal Revenue Code, a regulated investment company is exempt from the federal income tax on its gains and net investment income distributed to its shareholders. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  To qualify as such a regulated investment company, the Fund must, among other things, distribute to shareholders substantially all of its gross income from dividends, interest, net capital gains and all other income derived from its business of investing in securities.

The Fund intends to distribute to all shareholders, at least annually, substantially all net investment income and any net capital gains. These will be reinvested in additional shares unless the shareholder has requested payment by check.

Distributions of investment income and net short term gains are generally taxable to you as ordinary income. Distributions of net long term capital gains are taxable as long term capital gains regardless of length of time shares held. All distributions are taxable in the year received whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for tax purposes.  Distributions are paid to all shareholders invested in the Fund as of the record date, the date on which the shareholder must officially own shares to receive the distribution.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay full price for shares and then receive a portion of price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implication of buying shares just before the Fund declares a dividend or capital gain. Contact the Fund for information on distributions.

The redemption of shares is a taxable event which may create a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. Because the tax consequences of a redemption will depend on the shareholder's basis in the redeemed shares, shareholders should retain their account statements to determine their tax liability. A loss realized on the taxable disposition of Fund shares may be disallowed if additional shares are purchased within 30 days before or after such sale.

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to non corporate shareholders who have not complied with IRS taxpayer identification regulations. Shareholders may avoid this withholding requirement by placing on the Account Application Form their proper Social Security or Taxpayer Identification Number and stating they are not subject to withholding taxes.

The discussion of federal income taxes above is for general information only. The Statement of Additional Information includes a description of federal income tax aspects that may be relevant. Investors should consult their tax advisers for federal, state, and local tax consequences of an investment in the fund.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to its service providers requiring such information to provide products or services to you.

NET ASSET VALUE (NAV) PER SHARE

Net asset value (NAV) per share is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00PM EST) each business day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Fund shares are bought and redeemed at their net asset value next determined after an order is received in good form with all supporting documentation and required signatures by the Fund's Transfer Agent. The net asset value per share is determined by dividing the total value of the Fund's investments and other assets less any liabilities by the number of outstanding shares of the Fund.

In determining net asset value, securities listed on an exchange or NASDAQ are valued at the last reported sale price prior to the time the valuation is made. If no sale is reported that day, securities held long are valued at the bid price for exchange listed and NASDAQ securities, while securities sold short are valued at the ask price for exchange listed and NASDAQ securities.

Securities for which no market quotations are readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and fixed income securities may be valued by reference to bonds with comparable ratings, interest rates and maturities using established independent pricing services.

HOW TO PURCHASE SHARES

You pay no sales charge to purchase shares of the Fund. You may purchase shares at the net asset value (NAV) per share next calculated after the Transfer Agent has received the request in good order.  An account application is required for a share purchase to be in good form.  The net asset value per share is calculated by the Fund Accountant at the close of business (currently 4:00 PM, Eastern Standard Time) each day the New York Sock Exchange is open. If your order is received prior to 4:00PM, your order will be priced at that day’s NAV. If your order is received after 4:00PM or on a day the New York Stock Exchange is not open, your order will be priced at the next calculated NAV. The Fund does not accept orders that request a particular day or price for the transaction or any other special conditions.

You will receive a confirmation of each transaction and quarterly statements showing your balance and account activity. You should verify statement accuracy upon receipt.

A minimum initial investment of $5,000 is required to open an account ($2,000 for IRAs) with subsequent minimum investments of $100 (including IRAs). Investment minimums may be waived at the discretion of the Adviser.

When you invest in the Fund, the transfer agent will establish an account to which all full and fractional shares will be credited.  The Fund will not issue share certificates evidencing shares of the Fund. Your account will be credited with the number of shares purchased, relieving you of the responsibility for safekeeping certificates.

Fund purchases may be made in the following manner:

By mail. Complete and sign the Account Application and mail with your check payable to “Georgetowne Long/Short Fund” to:

                                  Georgetowne Long/Short Fund

                                  Mutual Shareholder Services

                                  8869 Brecksville Rd.

                                  Brecksville, OH  44141

By wire. In order to expedite the investment of funds, you may advise your bank or broker to transmit funds via Federal Reserve Wire System to:

                                   U.S. Bank N.A.

                                   ABA #0000000000

.                                  Account 000000000

                                    fbo Georgetowne Long/Short Fund

Your name and account number should be provided. Your bank or broker may charge a fee for wire transfer of funds which is your responsibility.

Through Financial Intermediaries. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different from those of the Fund. Brokers, advisers, retirement plans or others may charge transaction fees or set different investment minimums or limitations on buying or selling shares. Consult your financial representative for availability of funds or if you have any questions about any such fees or limitations before buying or selling shares of the Fund.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP provides a convenient way for you to have money deducted from your savings, checking or other accounts for investments in Fund shares. You may enroll in the AIP by filling out the Automatic Investment Plan application available from the Transfer Agent. You may enroll only if you have an account maintained at a domestic financial institution which is an Automated Clearing House (ACH) member for automatic withdrawals under the plan. The AIP does not assure a profit or protect against loss. You may terminate your AIP at any time by written notification to the Transfer Agent.

OTHER INFORMATION ON PURCHASE OF SHARES

Unless otherwise specified, all dividend and capital gain distributions will be reinvested in additional Fund shares.

The Fund reserves the right to reject any order, to cancel any order due to non payment and to waive or lower the investment minimums. If an order is canceled because your check does not clear, you will be responsible for any loss the Fund incurs. If you are an existing shareholder, the Fund will redeem shares from your account to reimburse it for any loss. A fee will be charged for all checks that fail to clear.  For redemptions made shortly after purchase, the Fund will timely process the redemption but will delay payment until clearance of the purchase check.  In the event the Fund cannot recover payment from the investor, the Fund Accountant will be responsible for any loss.  Cash, money orders and travelers checks are not accepted.

HOW TO REDEEM SHARES

All Fund shares offered for redemption will be redeemed at the Fund NAV (less any applicable redemption fee) next determined after the transfer agent receives the redemption request in good order. Since the Fund’s NAV will fluctuate because of changes in the market value of the Fund’s portfolio holdings, the amount you receive upon redemption may be more or less than the amount you paid for the shares being redeemed. Redemption proceeds will be mailed to your address of record or, if redemption proceeds are $10,000 or more, may be transmitted by wire, upon your written request to the Transfer Agent, to your pre-designated account at a domestic bank. You will be charged for the cost of a wire transfer. Redemption proceeds will generally be mailed within 7 days of receipt of your request.  Redemption proceeds may be mailed later than 7 days of receipt of your request if securities markets are closed for more than four days in a row.

Redemption by mail.

Shares may be redeemed by mail by writing directly to the transfer agent. The redemption request must be signed exactly as your name appears on the account application, with the signature guaranteed if required (see below), and must include your account number. If Fund shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the application form. Signature guarantees are normally available from a bank, broker-dealer or other financial institution.  A notary public is not an acceptable guarantor.

Signature Guarantee Requirements.

 To protect you and the Fund against fraud, signatures on certain requests must have a “signature guarantee”.  The following requests require a signature guarantee:

(i) change of  name or address on the account, (ii) redemption proceeds sent to a different address from that on the account, (iii) proceeds are made payable to someone other than the account owner, (iv) redemption from an account where the name or address has changed within the last 30 days, (v) the redemption request is for $25,000 or more.

Redemption by phone.

You may redeem shares by telephone if you have elected telephone redemption privileges on your Account Application. When calling the transfer agent, you will need to provide your name(s), account number and password or additional forms of identification.

Telephone redemptions are convenient but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and reviewing all statements and transactions immediately for accuracy. Neither the Fund nor transfer agent shall be responsible for any losses due to telephone fraud so long as we have taken reasonable steps to verify the caller’s identity.

OTHER INFORMATION ON REDEMPTION OF SHARES

Redemption requests will not be processed until all necessary documents have been received in good order by the transfer agent. If you have any questions about what documents are required, please call the transfer agent at 1-877-369-3705 (toll free).

The Fund reserves the right to take up to 7 days to make payment if the Fund could be adversely affected by immediate payment. The Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the SEC determines to be emergency circumstances.

To discourage short term trading, an early redemption fee of 2% of redeemed proceeds is imposed if shares are held less than one year. The fee is payable out of the redemption proceeds and is retained by the Fund to defray the costs of redeeming shares. The Fund will waive the redemption fee for mandatory retirement account withdrawals.

Because of the high cost of maintaining small accounts, the Fund may redeem your shares if your account value falls below the stated investment minimums due to redemptions.  You will be given 30 days notice to reestablish the investment minimum. If you do not increase your balance, we may close your account and send the proceeds to you.  The Fund may also redeem your shares if the Board of Trustees determines to liquidate the Fund.  The Board may liquidate the Fund without a shareholder vote on that liquidation.  An involuntary redemption will create a capital gain or loss which may have tax consequences.  Consult your tax adviser.

ADDITIONAL  INFORMATION

Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated the same date as this prospectus. The Statement of Additional Information provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

If you wish to receive a free copy of the Statement of Additional Information or have any inquiries about the Fund, please call the Transfer Agent at 1-877-369-3705 (toll free).

Additional information about the Fund including the Statement of Additional Information can be reviewed and copied at the Public Reference Room at the Securities and Exchange Commission in Washington, DC 20549-0102. The scheduled hours of operation may be obtained by calling the SEC at 1-202-942-8090.

You can receive copies of this information, after paying a duplicating fee by writing to:

Public Reference Room

Securities and Exchange Commission

Washington, DC 20549-0102

or by emailing: publicinfo@sec.com

Free access to reports and other information about the Fund is available from the EDGAR Database on the SEC’s website at http//www.sec.gov.

The Fund’s Investment Company Act File No. is 811-21322 and 333-103875

This prospectus contains important information about the Fund. Please read it carefully before you decide to invest.

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

THE GEORGETOWNE FUNDS

LONG/SHORT FUND

This Statement of Additional Information should be read in conjunction with the Prospectus for the Georgetowne Long/Short Fund dated _____ , 2003, and is incorporated by reference in its entirety into such Prospectus.  Because this Statement of Additional Information is not itself a prospectus, you should not make an investment in shares of the Georgetowne Long/Short Fund based solely on the information contained herein.  You may obtain copies of the Prospectus for the Georgetowne Long/Short Fund without charge by calling 1-877-369-3705 or by writing to Georgetowne Long/Short Fund, Mutual Shareholder Services, 8869 Brecksville Rd., Brecksville, OH 44141

    This Statement of Additional Information is dated ______ , 2003.

                          TABLE OF CONTENTS

DESCRIPTION OF THE FUND AND TRUST

3

INVESTMENT STRATEGIES AND RISKS

3

     Fund Policies and Investment Restrictions

6

MANAGEMENT OF THE FUND

8

     Investment Adviser

8

     Trustees and Officers

9

     Board Interest in Fund

9

PORTFOLIO TRANSACTIONS AND BROKERAGE

10

PRICING OF FUND SHARES

11

OTHER TAXATION

13

INVESTMENT PERFORMANCE

13

CUSTODIAN

15

FUND SERVICES

15

FINANCIAL STATEMENTS

16

DESCRIPTION OF THE FUND AND TRUST

The Georgetowne Long/Short Fund (the "Fund") was organized as a non-diversified series of The Georgetowne Funds (the "Trust") on February 18, 2003 and commenced operations on _____ , 2003.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 18, 2003 (the "Trust Agreement").  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only fund series currently authorized by the Trustees.  The investment adviser to the Fund is The Georgetowne Fund Management Corporation (the "Adviser").

The Fund will not hold annual shareholder meetings nor will the Fund will any share certificates be issued.  All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see "How to Purchase Shares and Redeem Shares" in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund's assets, see "Pricing of Fund Shares" in the Prospectus and "Pricing of Fund Shares" in this Statement of Additional Information.

INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objectives and the manner in which it pursues its investment objectives are discussed in the Prospectus. This section provides additional information on the Fund’s investments and investment restrictions.

Short Term Investments. The Fund may invest in money market funds and short term high quality debt securities such as commercial paper, repurchase agreements, and certificates of deposit.  Money market funds typically invest in short term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.

Debt Securities. The Fund may invest in corporate or U.S. Government and Agency debt securities including zero coupon bonds. Some corporate debt securities may be convertible into common stock. Debt securities will fall in value if interest rates rise or the issuer’s creditworthiness becomes impaired and it is unable to make interest or principal payments.  Zero coupon bonds do not provide for cash interest payments but instead are issued at discount from face value. Each year, holders of such bonds must accrue a portion of discount as income. Because zero coupon issuers do not make periodic interest payments, zero coupon bond prices tend to be more volatile when interest rates change.

As mentioned on page 10 of the Prospectus, such investment in short-term investments and debt securities would be for temporary defensive measures which would be inconsistent with the stated objectives of the Fund.  The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Convertible Securities. Convertible securities are generally debt obligations or preferred stocks that may be converted within a specific period of time into a certain amount of common stock of the same or different issuer. They provide current income and the upside inherent in their convertibility. They may decline in value if the underlying share price declines, if interest rates rise or if the issuer’s creditworthiness becomes impaired.

Preferred Stocks. Generally, preferred stocks pay dividends at a specified rate and holders of such shares usually have preference over common stock holders in payments of dividends and liquidation of assets. Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Real Estate Investment Trusts (REITs). The Fund may invest up to 10% of net assets in REITs.  Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs are subject to declines in real estate values, adverse changes in economic conditions and rental income, overbuilding, increased competition, increases in property taxes and operating expenses. REITs pay dividends to shareholders based on available funds from operations. Often the dividends exceed the REIT’s taxable earnings resulting in the excess portion of such dividends being treated as return of capital. The Fund intends to include the gross dividends from REITs in its distribution to shareholders and, accordingly, a portion of Fund’s distributions may also be designated a return of capital. Fund shareholders will be subject to duplicative expenses, such as management and other fees charged by the REITs in which the Fund invests.

Options on Equities. The Fund may occasionally may invest in (buy) or write (sell) options on stocks or indexes to reduce volatility, hedge the portfolio, or generate additional income when the option contract is priced more attractively than the underlying security.  Such option contracts on equities are typically traded on option exchanges such as the Chicago Board Options Exchange.  Option contracts may be volatile and could have durations up to three years.

The Fund may enter into these transactions so long as the value of underlying securities on which the option contracts may be written at any one time does not exceed 100% of the Fund’s net assets, and so long as the initial margin required to enter into such contracts does not exceed 5% of the Fund’s total assets. Fund will do no “naked” call/ put writing.

If the Fund purchases an option and the price of the underlying stock or index fails to move in the anticipated direction, the Fund may lose most or all of the amount paid for the option plus commissions. If the Fund writes (sells) an option and the price of the underlying stock or index fails to move in the direction expected, the Fund’s losses could exceed the proceeds from the options written.

Unaffiliated Mutual Funds and Exchange Traded Funds.  In so far as allowed by law under Section 12(d)(1) under the Investment Company Act of 1940, the Fund may invest in securities of other registered investment companies (mutual funds) and exchange traded funds ("ETFs), such as Standard & Poor's Depository Receipts (e.g. SPDRs).  Limitations promulgated under Section 12(d)(1) under the Investment Company Act of 1940 preclude the Georgetowne Long/Short Fund from (i) acquiring more than 3 per cent of the total outstanding voting stock of the acquired securities of another registered investment company, (ii) acquiring securities of another registered investment company having an aggregate value in excess of 5 per cent of the value of the total assets of the Georgetowne Long/Short Fund, (iii) acquiring securities issued by another registered investment company and all other investment companies having an aggregate value in excess of 10 per cent of the value of the total assets of the Georgetowne Long/Short Fund.

Fund shareholders will bear, albeit indirectly, a pro rata portion of advisory fees and expenses charged by such mutual fund and unit investment trust investments.  Shareholders of the Georgetowne Long/Short Fund, to the extent the Fund is invested in other registered investment companies and exchange traded funds, would be subjected to duplicative expenses.

In so far as the Fund is invested in unaffiliated mutual funds and exchange traded funds, shareholders are subject to the risk that these investments will lose some or all of their value.

FUND POLICIES AND INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions consistent with their respective investment objectives. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations except with respect to the Fund's restrictions on borrowings as set forth in restriction 6 below.

None of the Fund's fundamental restrictions can be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

The following are the Fund's fundamental investment restrictions.  Except as otherwise noted, the Fund may not:

1.  Issue senior securities.

2.   Make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.  The Fund will not make loans by purchasing nonpublicly offered debt securities.

3.   Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies engaged in the same industry.

4.   Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities.

5.   Purchase or sell real estate (but this shall not prevent the Fund from investing in securities backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

6.   Borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions

7.   Purchase or sell physical commodities or contracts involving physical commodities unless acquired as a result of ownership of securities or othe instruments (but this shall not prevent the Fund from engaging in transactions involving U.S. or foreign currencies such as spot contracts, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by such currencies).

The following limitations have been adopted by the Trust with respect to the Fund and are non-fundamental.  The Fund may not:

1.  Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.  Purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options; futures contracts, short sales and other permitted investments and techniques.

4.  Purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

5.  Invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

In determining industry classifications with respect to the Fund, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's assets.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER

The Adviser is The Georgetowne Fund Management Corporation, located at 7 Reddy Lane, Albany, NY 12211.  As sole shareholder of the Adviser, Paul K. Hoffmeister is regarded to control the Adviser for purposes of the 1940 Act.

Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees.  Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all operating expenses of the Fund.  For its services, the Adviser receives an annual investment management fee of 2.50% of the average daily net assets of the Fund.

[Information regarding factors considered in approving the Agreement – to be supplied.]

The Adviser retains the right to use the name "The Georgetowne Long/Short Fund" or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Georgetowne Long/Short Fund" or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

[to be supplied]

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

[to be supplied]

BOARD INTEREST IN THE FUND

As of , 2003, the Trustees owned the following amounts in the Fund:

[to be supplied]

COMPENSATION

At present, The Georgetowne Funds has no plans for compensating Trustees.  As the fund grows in total assets, the Board of Trustees may pay Trustees’ travel expenses and compensate Trustees of the Trust commensurate with their duties but nothing retroactively will be paid.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Georgetowne Long/Short Fund may direct trades to certain brokers.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.  The Code is included as exhibit, EX-99.23.p, in Part C to the Fund's registration statements.  The Securities Act number assigned to the Fund's registration statement is 333-103875.

PRICING OF FUND SHARES

The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders at the applicable long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Dividends and other distributions declared by the Fund in, and payable to, shareholders of record as of a date in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

If the net asset value of shares is reduced below a shareholder's cost as the result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

DISPOSITION OF SHARES. Upon a redemption or sale of shares of the Fund, a shareholder will realize a taxable gain or loss that will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of the Fund's shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with a Form W-9 to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, that shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not address all of the tax consequences applicable to the Fund or shareholders, and shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

INVESTMENT PERFORMANCE

The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n=ERV

Where

P = a hypothetical $1,000 initial investment

T = average annual total return

n = number of years

  ERV = ending redeemable value at the end of the

applicable period of the hypothetical $1,000

investment made at the beginning of the

applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

The average annual total return (after taxes on distributions) is computed by finding the  average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P(1+T)n = ATV(D)

Where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return  (after taxes on distributions; "n" equals the number of years;  and  "ATV(D)" equals the ending  value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P(1+T)n = ATV(DR)

Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATV(DR)" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

The Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. As of the date of this SAI the Fund has not been in existence for one year.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

[to be supplied]

FUND SERVICES

[to be supplied]

ACCOUNTANTS

[to be supplied]

FINANCIAL STATEMENTS

[to be supplied]

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Copy of Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Registration  Statement,  is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.*

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.*

(h) Other Material Contracts.

Transfer Agent Agreement (h.1)*

Accounting Services Agreement (h.2)*

Administration Agreement (h.3)*

(i) Legal Opinion.*

(j) Other Opinions.*

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  - Subscription Agreement between the Trust and the Initial Investor.*

(m) Rule 12b-1 Plan. None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.*

*To Be Filed By Amendment

Item 24. Control Persons. None.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Activities of Investment Adviser.

(a) The Georgetowne Fund Management Corporation, 7 Reddy Lane, Albany, New York 12211 ("Georgetowne Fund Managment") is currently registering as an investment adviser.  It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Georgetowne Fund Management Corporation during the past two years –  [to be supplied]

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Albany, State of New York, on the 15th day of MaY, 2003.

THE GEORGETOWNE FUNDS

By:  /s/ Paul K. Hoffmeister

       Paul K. Hoffmeister, Chairman, Treasurer, Secretary, & Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Paul K. Hoffmeister

Chairman, Treasurer,

5/15/03

Paul K. Hoffmeister

Secretary & Trustee

/s/ Paul F. Pechacek

Trustee

5/15/03

Paul Pechacek

/s/ Michael J. Regan

Trustee

5/15/03

Michael J. Regan

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 – GEORGETOWNE FUNDS